RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	6 Months Ended		12 Months Ended				12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 Common Stock [Member]	Jun. 30, 2013 MB Technology Holdings LLC [Member]	Jun. 30, 2012 MB Technology Holdings LLC [Member]	Dec. 31, 2011 MB Technology Holdings LLC [Member]	Dec. 31, 2012 MB Technology Holdings LLC [Member]	Jun. 30, 2013 Mooers Branton & Co [Member]	Jun. 30, 2012 Mooers Branton & Co [Member]	Dec. 31, 2012 Mooers Branton & Co [Member]	Dec. 31, 2011 Mooers Branton & Co [Member]	Dec. 31, 2006 Mooers Branton & Co [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										63.00%			55.00%
Liabilities Assumed											$ 250,000	$ 250,000
Stock Issued During Period, Shares, New Issues (in shares)							11,428					342,857
Shares Issued, Price Per Share (in dollars per share)												$ 8.75
Stock Issued During Period, Value, New Issues			400,000				0	[1]				3,000,000
Related Party Transaction, Expenses from Transactions with Related Party														480,000	480,000	960,000	960,000	80,000
Increase (Decrease) in Due to Related Parties, Total	1,218,000	0	1,098,000	0						1,218,000
Due to Affiliate, Current	2,316,000		1,098,000	0
Liabilities, Total	19,357,000		25,507,000	11,677,000									1,500,000
Due from Affiliate, Current													0
Consulting Fee Amount			0	40,000
Consulting Fee Outstanding				5,000
Original Agreement, Down Payment				6,000,000	1,500,000	4,500,000
Stock Issued During Period, Shares, Treco Settlement									64,285
Debt Instrument, Face Amount				$ 2,000,000

[1]	Less than $1